UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: August 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET INTERMEDIATE BOND FUND

FORM N-Q

AUGUST 31, 2017

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 32.5%
U.S. Government Agencies - 2.2%
Federal Home Loan Bank (FHLB), Bonds	5.625%	6/11/21	$1,910,000	$2,184,958
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	8,690,000	8,385,776
Tennessee Valley Authority, Senior Bonds	3.875%	2/15/21	3,600,000	3,861,630

Total U.S. Government Agencies				14,432,364

U.S. Government Obligations - 30.3%
U.S. Treasury Bonds	3.750%	11/15/43	35,400,000	42,550,524
U.S. Treasury Bonds	3.000%	5/15/45	5,120,000	5,409,800
U.S. Treasury Bonds	2.500%	2/15/46	4,820,000	4,603,100
U.S. Treasury Bonds	3.000%	2/15/47	6,510,000	6,875,297
U.S. Treasury Bonds	3.000%	5/15/47	3,800,000	4,015,160
U.S. Treasury Bonds	2.750%	8/15/47	2,280,000	2,292,023
U.S. Treasury Notes	0.750%	10/31/18	1,180,000	1,173,040
U.S. Treasury Notes	1.500%	6/15/20	90,000	90,232
U.S. Treasury Notes	1.625%	6/30/20	8,580,000	8,629,603
U.S. Treasury Notes	2.625%	11/15/20	3,450,000	3,572,906
U.S. Treasury Notes	1.875%	1/31/22	1,940,000	1,957,657
U.S. Treasury Notes	1.750%	3/31/22	12,830,000	12,869,092
U.S. Treasury Notes	1.875%	4/30/22	2,150,000	2,167,427
U.S. Treasury Notes	1.750%	6/30/22	9,310,000	9,328,911
U.S. Treasury Notes	1.500%	2/28/23	21,250,000	20,927,930
U.S. Treasury Notes	1.250%	7/31/23	8,430,000	8,152,073
U.S. Treasury Notes	1.375%	9/30/23	980,000	953,127
U.S. Treasury Notes	2.125%	3/31/24	23,260,000	23,573,465
U.S. Treasury Notes	2.000%	5/31/24	350,000	351,702
U.S. Treasury Notes	2.000%	6/30/24	9,980,000	10,022,688
U.S. Treasury Notes	2.125%	7/31/24	5,180,000	5,242,018
U.S. Treasury Notes	2.000%	8/31/24	9,440,000	9,393,538
U.S. Treasury Notes	2.250%	11/15/24	15,890,000	16,194,455

Total U.S. Government Obligations				200,345,768

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $211,090,998)				214,778,132

ASSET-BACKED SECURITIES - 9.5%
Access Group Inc., 2005-A A3 (3 mo. USD LIBOR + 0.400%)	1.714%	7/25/34	1,699,519	1,671,644	(a)
Apex Credit CLO LLC, 2016-1A A2A (3 mo. USD LIBOR + 0.750%)	2.067%	7/27/28	650,000	635,671	(a)(b)
Apidos CLO, 2015-22A A1 (3 mo. USD LIBOR + 1.500%)	2.807%	10/20/27	1,500,000	1,505,029	(a)(b)
Apollo Credit Funding Ltd., 2004-A A1 (3 mo. USD LIBOR + 1.470%)	2.774%	4/15/27	750,000	750,216	(a)(b)
Ares CLO Ltd., 2014-32A A2R (3 mo. USD LIBOR + 1.650%)	2.965%	11/15/25	500,000	500,189	(a)(b)
Ares CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.350%)	2.568%	12/5/25	1,000,000	1,004,498	(a)(b)
Bear Stearns Asset-Backed Securities Trust, 2004-SD2 A3 (1 year Treasury Constant Maturity Rate + 2.320%)	3.217%	3/25/44	719,267	706,785	(a)
BlueMountain CLO Ltd., 2012-2A AR (3 mo. USD LIBOR + 1.420%)	2.736%	11/20/28	1,250,000	1,265,625	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
BlueMountain CLO Ltd., 2014-2A DR (3 mo. USD LIBOR + 3.000%)	4.307%	7/20/26	$1,000,000	$1,000,140	(a)(b)
Bowman Park CLO Ltd., 2014-1A D1R (3 mo. USD LIBOR + 3.350%)	4.664%	11/23/25	1,000,000	1,015,468	(a)(b)
Carlyle Global Market Strategies, 2013-4A A1 (3 mo. USD LIBOR + 1.470%)	2.774%	10/15/25	250,000	251,755	(a)(b)
Carlyle Global Market Strategies, 2014-2A AR (3 mo. USD LIBOR + 1.250%)	2.565%	5/15/25	1,250,000	1,250,402	(a)(b)
Carlyle Global Market Strategies, 2017-2A A1B (3 mo. USD LIBOR + 1.220%)	2.552%	7/20/31	1,250,000	1,244,261	(a)(b)
Carlyle Global Market Strategies, 2017-2A C (3 mo. USD LIBOR + 3.700%)	5.032%	7/20/31	1,250,000	1,254,719	(a)(b)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	2.785%	4/20/29	1,250,000	1,249,964	(a)(b)
Cent CLO LP, 2013-17A A1 (3 mo. USD LIBOR + 1.300%)	2.611%	1/30/25	387,198	389,568	(a)(b)
CIFC Funding Ltd., 2014-4A A1R (3 mo. USD LIBOR + 1.380%)	2.684%	10/17/26	500,000	500,097	(a)(b)
Countrywide Asset-Backed Certificates, 2005-8 M4 (1 mo. USD LIBOR + 0.930%)	2.162%	12/25/35	1,470,000	1,470,866	(a)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	1.377%	11/15/36	1,008,973	851,956	(a)
Countrywide Home Equity Loan Trust, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	1.367%	1/15/37	1,170,874	1,114,141	(a)
Credit-Based Asset Servicing and Securitization LLC, 2006-CB1 AV1 (1 mo. USD LIBOR + 0.480%)	1.712%	1/25/36	3,963,209	3,907,948	(a)
DRB Prime Student Loan Trust, 2015-B A1 (1 mo. USD LIBOR + 1.900%)	3.134%	10/27/31	1,080,514	1,100,097	(a)(b)
DRB Prime Student Loan Trust, 2015-B A2	3.170%	7/25/31	1,021,569	1,031,574	(b)
First Franklin Mortgage Loan Asset Backed Certificates, 2003-FF1 A1 (1 mo. USD LIBOR + 1.125%)	2.357%	3/25/33	865,992	851,476	(a)
Galaxy CLO Ltd., 2013-15A B (3 mo. USD LIBOR + 1.850%)	3.154%	4/15/25	500,000	500,193	(a)(b)
Greenpoint Manufactured Housing, 2001-2 IA2 (Auction Rate Security)	4.726%	2/20/32	250,000	238,281	(a)
Greenpoint Manufactured Housing, 2001-2 IIA2 (Auction Rate Security)	4.724%	3/13/32	400,000	382,095	(a)
GRMT Mortgage Loan Trust, 2001-1A A5	6.650%	7/20/31	63,497	63,575	(b)
GSAA Home Equity Trust, 2005-8 A4 (1 mo. USD LIBOR + 0.270%)	1.502%	6/25/35	295,379	297,415	(a)
GT Loan Financing Ltd., 2013-1A A (3 mo. USD LIBOR + 1.270%)	2.584%	10/28/24	500,000	500,130	(a)(b)
Jackson Mill CLO Ltd., 2015-1A A (3 mo. USD LIBOR + 1.540%)	2.844%	4/15/27	750,000	755,608	(a)(b)
LCM Ltd. Partnership, 2023-A A1 (3 mo. USD LIBOR + 1.400%)	2.707%	10/20/29	750,000	759,610	(a)(b)
Magnetite CLO Ltd., 2016-18A A (3 mo. USD LIBOR + 1.400%)	2.715%	11/15/28	740,000	748,510	(a)(b)
Magnetite CLO Ltd., 2016-18A C (3 mo. USD LIBOR + 2.350%)	3.665%	11/15/28	500,000	502,056	(a)(b)
Morgan Stanley Dean Witter Capital I Inc. Trust, 2003-NC2 M1 (1 mo. USD LIBOR + 1.350%)	2.582%	2/25/33	857,677	854,524	(a)
NCUA Guaranteed Notes, 2010-A1 A (1 mo. USD LIBOR + 0.350%)	1.579%	12/7/20	768,352	769,904	(a)
New Residential Mortgage Loan Trust, 2017-1A A1 (6 mo. USD LIBOR + 4.820%)	4.000%	2/25/57	1,530,549	1,604,136	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
OHA Loan Funding Ltd., 2015-1A AR (3 mo. USD LIBOR + 1.410%)	2.725%	8/15/29	$500,000	$505,433	(a)(b)
Opteum Mortgage Acceptance Corp., 2005-1 M4 (1 mo. USD LIBOR + 1.155%)	2.387%	2/25/35	1,180,000	1,171,804	(a)
Option One Mortgage Loan Trust, 2005-2 M1 (1 mo. USD LIBOR + 0.660%)	1.892%	5/25/35	1,484,653	1,488,745	(a)
OZLM Ltd., 2015-12A A1 (3 mo. USD LIBOR + 1.450%)	2.761%	4/30/27	1,250,000	1,257,059	(a)(b)
SLM Student Loan Trust, 2002-A A2 (3 mo. USD LIBOR + 0.550%)	1.796%	12/16/30	1,254,019	1,247,319	(a)
SLM Student Loan Trust, 2003-04 A5A (3 mo. USD LIBOR + 0.750%)	1.996%	3/15/33	408,633	404,269	(a)(b)
SLM Student Loan Trust, 2003-04 A5E (3 mo. USD LIBOR + 0.750%)	1.996%	3/15/33	1,474,450	1,458,702	(a)(b)
SLM Student Loan Trust, 2005-4 A4 (3 mo. USD LIBOR + 0.170%)	1.484%	7/25/40	560,000	522,053	(a)
SLM Student Loan Trust, 2005-8 A5 (3 mo. USD LIBOR + 0.170%)	1.484%	1/25/40	2,350,000	2,234,464	(a)
SLM Student Loan Trust, 2006-1 A5 (3 mo. USD LIBOR + 0.110%)	1.424%	7/26/21	1,340,000	1,321,409	(a)
SLM Student Loan Trust, 2006-BW A5 (3 mo. USD LIBOR + 0.200%)	1.446%	12/15/39	3,953,958	3,762,633	(a)
Small Business Administration Participation Certificates, 2017-20D 1	2.840%	4/1/37	860,000	873,687
SMB Private Education Loan Trust, 2016-B A2A	2.430%	2/17/32	1,860,000	1,866,868	(b)
Symphony CLO Ltd., 2016-17A A1 (3 mo. USD LIBOR + 1.500%)	2.804%	4/15/28	500,000	503,926	(a)(b)
TCI-Flatiron CLO Ltd., 2016-1A A (3 mo. USD LIBOR + 1.550%)	2.854%	7/17/28	1,000,000	1,015,500	(a)(b)
TCI-Symphony CLO, 2016-1A B1 (3 mo. USD LIBOR + 1.800%)	3.104%	10/13/29	750,000	752,052	(a)(b)
Towd Point Mortgage Trust, 2017-4 A1 (12 MTA + 3.510%)	2.750%	6/25/57	2,590,000	2,626,017	(a)(b)
UCFC Home Equity Loan, 1998-D MF1	6.905%	4/15/30	171,965	173,982
Venture CDO Ltd., 2016-24A A1D (3 mo. USD LIBOR + 1.420%)	2.727%	10/20/28	500,000	505,248	(a)(b)
Venture CDO Ltd., 2017-28A A2 (3 mo. USD LIBOR + 1.110%)	2.716%	7/20/30	1,870,000	1,857,056	(a)(b)
Voya CLO Ltd., 2017-2A A2A (3 mo. USD LIBOR + 1.710%)	3.015%	6/7/30	750,000	756,145	(a)(b)
ZAIS CLO 2 Ltd., 2014-2A A1BR	2.920%	7/25/26	1,250,000	1,255,034	(b)
ZAIS CLO 5 Ltd., 2016-2A A1 (3 mo. USD LIBOR + 1.530%)	2.834%	10/15/28	500,000	501,593	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $61,513,786)				62,561,124

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - 9.7%
ARM Trust, 2004-5 4A1 (12 mo. USD LIBOR + 2.000%)	3.431%	4/25/35	755,808	745,741	(a)
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	2,285,000	2,287,057	(a)(b)
CD Commercial Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	530,000	558,939	(a)
CGBAM Commercial Mortgage Trust, 2016-IMC D (1 mo. USD LIBOR + 5.400%)	6.628%	11/15/21	1,810,000	1,811,175	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	640,000	680,211
Citigroup Commercial Mortgage Trust, 2015-GC33 A4	3.778%	9/10/58	520,000	556,609

Citigroup Mortgage Loan Trust Inc., 2010-3 4A1 (1 year Treasury Constant Maturity Rate + 2.250%)	2.910%	2/25/36	41,455	41,593	(a)(b)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	80,000	86,509
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	70,000	76,291	(a)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.252%	10/10/46	40,000	42,162	(a)
Commercial Mortgage Trust, 2013-300P B	4.540%	8/10/30	560,000	604,769	(a)(b)
Commercial Mortgage Trust, 2013-CR13 XA, IO	1.086%	12/10/23	2,603,888	94,403	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Commercial Mortgage Trust, 2014-CR18 XA, IO	1.390%	7/15/47	$6,027,583	$310,855	(a)
Commercial Mortgage Trust, 2014-CR19 C	4.873%	8/10/47	560,000	584,614	(a)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.537%	3/10/47	4,020,923	232,132	(a)
Credit Suisse Mortgage Trust, 2017-LSTK A	2.761%	4/5/33	580,000	589,800	(b)
FDIC Structured Sale Guaranteed Notes, 2010-S2 (1 mo. USD LIBOR + 0.700%)	1.926%	12/29/45	457,053	457,845	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 001 Z	9.300%	4/15/19	193	196
Federal Home Loan Mortgage Corp. (FHLMC), 4066 PI, IO	3.500%	9/15/31	3,977,770	448,625
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC (-1x 1 mo. USD LIBOR + 6.250%)	5.023%	9/15/42	927,325	156,277	(a)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 170 B, IO	10.000%	3/1/21	126	7
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN2 M2 (1 mo. USD LIBOR + 1.650%)	2.882%	4/25/24	879,612	892,450	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA2 M2 (1 mo. USD LIBOR + 2.600%)	3.832%	12/25/27	775,327	796,041	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA3 M2 (1 mo. USD LIBOR + 2.850%)	4.082%	4/25/28	2,654,840	2,759,781	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQA1 M2 (1 mo. USD LIBOR + 2.650%)	3.882%	3/25/28	821,970	842,854	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA1 M2 (1 mo. USD LIBOR + 2.900%)	4.132%	7/25/28	1,080,000	1,119,469	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA3 M2 (1 mo. USD LIBOR + 2.000%)	3.232%	12/25/28	1,360,000	1,390,686	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K712 X1, IO	1.452%	11/25/19	2,848,028	61,542	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, S8FX A2	3.291%	3/25/27	590,000	619,008
Federal National Mortgage Association (FNMA), 1992-96 B, PO, PAC	0.000%	5/25/22	52	51
Federal National Mortgage Association (FNMA), 2012-118 CI, IO	3.500%	12/25/39	1,515,429	162,008
Federal National Mortgage Association (FNMA), 2013-073 IA, IO	3.000%	9/25/32	1,799,193	191,139
Federal National Mortgage Association (FNMA) - CAS, 2014-C03 1M1 (1 mo. USD LIBOR + 1.200%)	2.432%	7/25/24	31,457	31,504	(a)
FREMF Mortgage Trust, 2013-KF02 C (1 mo. USD LIBOR + 4.000%)	5.224%	12/25/45	67,813	69,082	(a)(b)
GE Business Loan Trust, 2006-2A A	0.511%	11/15/34	724,821	701,953	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	1.574%	8/20/58	777,373	770,925	(a)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	1.674%	11/20/60	2,006,207	2,001,209	(a)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	1.724%	2/20/61	681,532	681,915	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	1.724%	3/20/61	$339,725	$339,663	(a)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	1.013%	4/16/53	3,841,045	141,100	(a)
Government National Mortgage Association (GNMA), 2012-H30 GA (1 mo. USD LIBOR + 0.350%)	1.574%	12/20/62	1,314,740	1,307,311	(a)
Government National Mortgage Association (GNMA), 2013-95 IO, IO	0.651%	4/16/47	9,617,862	408,534	(a)
Government National Mortgage Association (GNMA), 2014-105 IO, IO	0.961%	6/16/54	5,276,362	311,771	(a)
Government National Mortgage Association (GNMA), 2014-130 IB, IO	0.905%	8/16/54	4,601,828	235,547	(a)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.658%	5/16/55	5,462,586	258,805	(a)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.781%	8/16/54	7,017,695	366,329	(a)
Government National Mortgage Association (GNMA), 2015-07 IO	0.878%	1/16/57	5,183,986	321,805	(a)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	240,000	266,809	(a)
GS Mortgage Securities Trust, 2015-7R A (1 mo. USD LIBOR + 0.150%)	1.382%	9/26/37	1,097,483	1,051,279	(a)(b)
GS Mortgage Securities Trust, 2016-GS3 C	4.124%	10/10/49	570,000	588,414	(a)
HarborView Mortgage Loan Trust, 2004-10 4A (6 mo. USD LIBOR + 2.170%)	3.379%	1/19/35	248,308	246,858	(a)
Hospitality Mortgage Trust, 2017-HIT A (1 mo. USD LIBOR + 0.850%)	2.079%	5/8/30	570,000	570,456	(a)(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.249%	11/15/45	160,000	169,130	(a)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.049%	1/15/47	90,000	97,207	(a)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.711%	9/15/47	300,000	306,383	(a)
JPMBB Commercial Mortgage Securities Trust, 2015-C29 C	4.342%	5/15/48	1,600,000	1,598,351	(a)
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.453%	7/15/48	654,000	669,233	(a)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 A3	3.801%	8/15/48	1,860,000	1,995,428
JPMBB Commercial Mortgage Securities Trust, 2015-C32 D	4.318%	11/15/48	830,000	646,933	(a)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 C	4.512%	3/15/50	540,000	571,792	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-PHH C (1 mo. USD LIBOR + 2.100%)	3.327%	8/15/27	400,000	400,492	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	4.977%	5/15/28	1,120,000	1,078,098	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP3 A5	2.870%	8/15/49	540,000	541,692
Madison Avenue Trust, 2017-330M A	3.294%	8/15/34	630,000	646,793	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1 (6 mo. USD LIBOR + 1.750%)	3.309%	2/25/34	368,938	370,920	(a)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.219%	7/15/46	550,000	599,653	(a)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 A5	3.635%	10/15/48	1,130,000	1,199,178
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C31 C	4.464%	11/15/49	570,000	581,802	(a)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 A4	3.720%	12/15/49	520,000	555,872
Morgan Stanley Capital I Trust, 2016-BNK2 A4	3.049%	11/15/49	610,000	619,756
Morgan Stanley Capital I Trust, 2016-UB11 A4	2.782%	8/15/49	540,000	538,340

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Morgan Stanley Capital I Trust, 2016-UB12 A4	3.596%	12/15/49	$530,000	$559,849
Morgan Stanley Mortgage Loan Trust, 2004-6AR 1A (1 mo. USD LIBOR + 0.900%)	2.132%	7/25/34	318,122	314,323	(a)
Morgan Stanley Re-remic Trust, 2015-R3 9A2 (1 mo. USD LIBOR + 0.260%)	1.752%	4/26/47	3,517,000	2,890,271	(a)(b)
Mortgage Repurchase Agreement Financing Trust, 2016-4 A1 (1 mo. USD LIBOR + 1.200%)	2.431%	5/10/19	1,380,000	1,379,859	(a)(b)(d)
MSCG Trust, 2015-ALDR A2	3.577%	6/7/35	1,440,000	1,455,228	(a)(b)
MSCG Trust, 2016-SNR C	5.205%	11/15/34	540,000	558,355	(b)
New Residential Mortgage Loan Trust, 2015-1A A2 (6 mo. USD LIBOR + 7.470%)	3.750%	5/28/52	1,539,587	1,596,232	(a)(b)
New Residential Mortgage Loan Trust, 2017-3A A1 (6 mo. USD LIBOR + 4.900%)	4.000%	4/25/57	1,621,763	1,703,195	(a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	2,800,456	2,934,821	(a)(b)
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	54,486	52,543
SACO I Trust, 2007-VA1 A	8.987%	6/25/21	346,229	353,099	(a)(b)
UBS Commercial Mortgage Trust, 2012-C1 XA, IO	2.269%	5/10/45	1,765,005	138,476	(a)(b)
UBS-Barclays Commercial Mortgage Trust, 2012-C4 D	4.631%	12/10/45	570,000	566,992	(a)(b)
VSD LLC	3.600%	12/25/43	667,425	668,578	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR13 A2A (1 mo. USD LIBOR + 0.740%)	1.972%	11/25/34	816,877	806,154	(a)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	887,424	895,352	(a)(b)
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 C	3.848%	5/15/48	540,000	543,304	(a)
Wells Fargo Commercial Mortgage Trust, 2015-NXS3 ASB	3.371%	9/15/57	570,000	599,283
Wells Fargo Commercial Mortgage Trust, 2016-BNK1 A3	2.652%	8/15/49	1,160,000	1,145,174
Wells Fargo Commercial Mortgage Trust, 2016-C36 A4	3.065%	11/15/59	540,000	546,557
Wells Fargo Mortgage-Backed Securities Trust, 2004-M A7 (1 year Treasury Constant Maturity Rate + 2.490%)	3.506%	8/25/34	259,427	267,574	(a)
WF-RBS Commercial Mortgage Trust, 2014-C23 C	3.995%	10/15/57	520,000	525,374	(a)
WF-RBS Commercial Mortgage Trust, 2014-C23 XA, IO	0.816%	10/15/57	5,947,748	201,026	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $64,270,909)				63,760,780

CORPORATE BONDS & NOTES - 34.3%
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.8%
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	1,010,000	1,142,729
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	800,000	894,719
Ford Motor Credit Co., LLC, Senior Notes	3.664%	9/8/24	400,000	402,193
General Motors Financial Co. Inc., Senior Notes	3.700%	11/24/20	520,000	539,312
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	880,000	897,194
General Motors Financial Co. Inc., Senior Notes	3.700%	5/9/23	970,000	990,206
Hyundai Capital America, Senior Notes	2.400%	10/30/18	680,000	681,323	(b)

Total Automobiles				5,547,676

Hotels, Restaurants & Leisure - 0.2%
McDonald’s Corp., Senior Notes	2.750%	12/9/20	800,000	820,073
McDonald’s Corp., Senior Notes	3.500%	3/1/27	600,000	622,057

Total Hotels, Restaurants & Leisure				1,442,130

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Household Durables - 0.1%
Newell Brands Inc., Senior Notes	3.150%	4/1/21	$100,000	$102,935
Newell Brands Inc., Senior Notes	3.850%	4/1/23	300,000	317,799
Newell Brands Inc., Senior Notes	4.200%	4/1/26	250,000	266,802

Total Household Durables				687,536

Internet & Direct Marketing Retail - 0.3%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	2,080,000	2,121,857	(b)

Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	930,000	997,874
Comcast Corp., Senior Notes	5.150%	3/1/20	750,000	811,906
Comcast Corp., Senior Notes	3.375%	2/15/25	280,000	290,645
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	150,000	150,773	(b)

Total Media				2,251,198

TOTAL CONSUMER DISCRETIONARY				12,050,397

CONSUMER STAPLES - 2.9%
Beverages - 0.8%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	300,000	306,338
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	810,000	842,156
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	960,000	1,000,270
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	160,000	183,134
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	1,240,000	1,341,747
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	760,000	822,694
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	520,000	560,946	(b)

Total Beverages				5,057,285

Food & Staples Retailing - 0.4%
CVS Health Corp., Senior Notes	2.250%	12/5/18	290,000	291,960
CVS Health Corp., Senior Notes	4.000%	12/5/23	1,000,000	1,071,747
CVS Health Corp., Senior Notes	3.875%	7/20/25	868,000	913,171
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	670,000	673,048

Total Food & Staples Retailing				2,949,926

Food Products - 0.8%
Danone SA, Senior Notes	2.077%	11/2/21	1,840,000	1,817,477	(b)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	510,000	548,217	(b)
Kraft Heinz Foods Co., Senior Notes	5.375%	2/10/20	152,000	163,940
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	290,000	301,107
Smithfield Foods Inc., Senior Notes	2.700%	1/31/20	1,150,000	1,159,231	(b)
WM Wrigley Jr. Co., Senior Notes	2.400%	10/21/18	480,000	483,559	(b)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	560,000	569,840	(b)

Total Food Products				5,043,371

Tobacco - 0.9%
Altria Group Inc., Senior Notes	9.250%	8/6/19	660,000	752,389
Altria Group Inc., Senior Notes	2.850%	8/9/22	50,000	51,136
BAT Capital Corp., Senior Notes	2.764%	8/15/22	1,750,000	1,767,078	(b)
BAT Capital Corp., Senior Notes	3.557%	8/15/27	1,610,000	1,636,232	(b)
Philip Morris International Inc., Senior Notes	5.650%	5/16/18	800,000	823,081
Reynolds American Inc., Senior Notes	8.125%	6/23/19	980,000	1,084,759
Reynolds American Inc., Senior Notes	3.250%	6/12/20	115,000	118,511

Total Tobacco				6,233,186

TOTAL CONSUMER STAPLES				19,283,768

ENERGY - 4.8%
Energy Equipment & Services - 0.4%
Halliburton Co., Senior Bonds	3.800%	11/15/25	980,000	1,014,137
Petrofac Ltd., Senior Notes	3.400%	10/10/18	1,600,000	1,583,008	(b)

Total Energy Equipment & Services				2,597,145

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - 4.4%
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	$910,000	$1,017,471
Apache Corp., Senior Notes	3.250%	4/15/22	616,000	627,476
BP Capital Markets PLC, Senior Bonds	3.506%	3/17/25	580,000	605,811
BP Capital Markets PLC, Senior Bonds	3.119%	5/4/26	1,990,000	2,011,969
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	10,000	10,536
BP Capital Markets PLC, Senior Notes	3.216%	11/28/23	510,000	525,098
Chevron Corp., Senior Notes	2.954%	5/16/26	1,230,000	1,244,920
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	850,000	873,297
CNOOC Nexen Finance 2014 ULC, Senior Notes	4.250%	4/30/24	430,000	461,621
Devon Energy Corp., Senior Notes	3.250%	5/15/22	1,280,000	1,296,753
Devon Energy Corp., Senior Notes	5.850%	12/15/25	480,000	550,033
Dominion Energy Inc., Junior Subordinated Notes	2.579%	7/1/20	1,030,000	1,040,559
Ecopetrol SA, Senior Notes	4.250%	9/18/18	270,000	277,020
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,440,000	2,602,260
Enbridge Energy Partners LP, Senior Notes	9.875%	3/1/19	370,000	411,549
Enterprise Products Operating LLC, Senior Bonds	6.300%	9/15/17	960,000	961,088
EOG Resources Inc., Senior Notes	4.150%	1/15/26	300,000	320,255
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	500,000	514,584
Kerr-McGee Corp., Notes	6.950%	7/1/24	610,000	721,826
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	70,000	72,620
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	330,000	333,569
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	910,000	935,513
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	500,000	496,531
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	320,000	331,744
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	420,000	412,230
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	470,000	499,304
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/15	390,000	367,965
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	900,000	948,132	(b)
Petroleos Mexicanos, Senior Notes	4.875%	1/18/24	500,000	522,000
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	760,000	763,800
PT Pertamina Persero, Senior Notes	6.000%	5/3/42	580,000	647,223	(b)
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	810,000	832,130	(b)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	470,000	500,905
Shell International Finance BV, Senior Notes	2.250%	11/10/20	1,020,000	1,032,214
Shell International Finance BV, Senior Notes	3.250%	5/11/25	380,000	394,432
Shell International Finance BV, Senior Notes	2.875%	5/10/26	400,000	402,677
Shell International Finance BV, Senior Notes	4.000%	5/10/46	10,000	10,186
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	1,620,000	1,756,709	(b)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	980,000	1,278,645
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	200,000	234,500

Total Oil, Gas & Consumable Fuels				28,847,155

TOTAL ENERGY				31,444,300

FINANCIALS - 14.8%
Banks - 10.1%
Bank of America Corp., Senior Notes	2.600%	1/15/19	550,000	555,769
Bank of America Corp., Senior Notes	5.625%	7/1/20	90,000	98,587
Bank of America Corp., Senior Notes	3.300%	1/11/23	600,000	617,544
Bank of America Corp., Senior Notes	4.100%	7/24/23	930,000	995,738
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,560,000	1,658,707
Bank of America Corp., Senior Notes	3.875%	8/1/25	610,000	642,047
Bank of America Corp., Senior Notes	3.500%	4/19/26	460,000	469,226
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	1,140,000	1,154,872	(a)
Bank of America Corp., Senior Notes	5.000%	1/21/44	560,000	652,676
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	710,000	748,388
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	320,000	331,620
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,100,000	2,211,376
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,150,000	1,439,147	(b)
BNP Paribas SA, Senior Notes	2.375%	9/14/17	290,000	290,066

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
BNP Paribas SA, Senior Notes	2.700%	8/20/18	$690,000	$697,212
BPCE SA, Senior Notes	3.000%	5/22/22	2,570,000	2,595,967	(b)
Citigroup Inc., Senior Notes	3.300%	4/27/25	1,810,000	1,844,324
Citigroup Inc., Senior Notes	8.125%	7/15/39	34,000	53,316
Citigroup Inc., Senior Notes	4.650%	7/30/45	84,000	92,849
Citigroup Inc., Subordinated Bonds	4.400%	6/10/25	670,000	709,198
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	870,000	985,115
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	180,000	188,810
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	3,620,000	3,840,566
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	116,000	134,735
Cooperatieve Rabobank U.A., Junior Subordinated Notes (3 mo. USD LIBOR + 10.868%)	11.000%	6/30/19	665,000	765,581	(a)(b)(e)
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	1,720,000	1,872,372
Cooperatieve Rabobank U.A., Subordinated Notes	4.375%	8/4/25	1,230,000	1,307,929
Cooperatieve Rabobank U.A., Subordinated Notes	3.750%	7/21/26	1,500,000	1,534,567
Credit Agricole SA, Junior Subordinated Notes (3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	670,000	746,448	(a)(b)(e)
Export-Import Bank of India, Senior Bonds	3.375%	8/5/26	660,000	651,817	(b)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	1,190,000	1,233,746
HSBC Holdings PLC, Senior Notes	2.950%	5/25/21	1,640,000	1,674,909
HSBC Holdings PLC, Senior Notes (4.041% to 3/31/2027 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	700,000	737,459	(a)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	430,000	453,306
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	620,000	649,133
ING Bank NV, Senior Secured Notes	2.625%	12/5/22	1,000,000	1,017,429	(b)
ING Bank NV, Subordinated Notes	5.800%	9/25/23	460,000	525,620	(b)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	400,000	401,484	(b)
Intesa Sanpaolo SpA, Senior Notes	3.875%	7/14/27	2,680,000	2,691,760	(b)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	850,000	871,195	(b)
Itau Unibanco Holding SA, Senior Notes	2.850%	5/26/18	990,000	996,633	(b)
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	130,000	138,536
JPMorgan Chase & Co., Senior Notes	3.900%	7/15/25	3,000,000	3,179,315
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	1,790,000	1,875,709
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,500,000	1,597,128
Mitsubishi UFJ Financial Group Inc., Senior Notes	2.950%	3/1/21	930,000	950,740
National Australia Bank Ltd., Secured Bonds	1.250%	3/8/18	3,240,000	3,235,404	(b)
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	620,000	668,873	(b)
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	590,000	605,573
Skandinaviska Enskilda Banken AB, Secured Mortgage Notes	1.375%	5/29/18	2,200,000	2,197,656	(b)
UBS Group Funding Switzerland AG, Senior Notes	3.491%	5/23/23	3,060,000	3,152,149	(b)
UBS Group Funding Switzerland AG, Senior Notes	4.125%	9/24/25	290,000	307,934	(b)
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570% 3 mo. USD LIBOR + 0.930%)	5.570%	10/2/17	2,218,000	2,238,099	(a)(e)
Wells Fargo & Co., Junior Subordinated Bonds (3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	110,000	122,237	(a)(e)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	720,000	712,708
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	1,690,000	1,742,038
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	420,501
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	2,290,000	2,447,408
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	90,000	99,563

Total Banks				66,830,814

Capital Markets - 2.7%
Bear Stearns Cos. LLC, Senior Notes	6.400%	10/2/17	970,000	973,539
Credit Suisse NY, Senior Notes	3.625%	9/9/24	2,040,000	2,141,368
Daiwa Securities Group Inc., Senior notes	3.129%	4/19/22	220,000	223,996	(b)
Goldman Sachs Capital II, Junior Subordinated Bonds (3 mo. USD LIBOR + 0.768%, min. coupon, 4.000%)	4.000%	10/2/17	91,000	82,120	(a)(e)
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	130,000	145,571
Goldman Sachs Group Inc., Senior Notes	2.300%	12/13/19	1,640,000	1,651,165
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	1,180,000	1,274,576
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	1,940,000	2,192,541
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,480,000	1,570,739

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	$280,000	$293,735
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,350,000	1,361,648
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	2,280,000	2,392,030
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	60,000	68,621
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	10/2/17	6,200,000	0	*(d)(e)(f)(g)(h)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes (3 mo. USD LIBOR + 0.780%)	3.850%	8/19/65	360,000	0	*(d)(f)(g)(h)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	30,000	0	*(d)(g)(h)(i)
Morgan Stanley, Senior Notes	7.300%	5/13/19	2,370,000	2,581,018
Morgan Stanley, Senior Notes	5.500%	7/24/20	600,000	656,243
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	380,000	386,457

Total Capital Markets				17,995,367

Consumer Finance - 0.6%
American Express Co., Senior Notes	2.650%	12/2/22	1,500,000	1,523,810
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	840,000	955,841
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	530,000	557,163
Synchrony Financial, Senior Bonds	3.000%	8/15/19	430,000	436,428
Toyota Motor Credit Corp., Senior Notes	1.375%	1/10/18	590,000	590,087

Total Consumer Finance				4,063,329

Diversified Financial Services - 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Bonds	4.250%	7/1/20	1,540,000	1,619,162
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.500%	5/26/22	210,000	216,033
Banco Nacional de Comercio Exterior SNC, Subordinated Notes (5 year Treasury Constant Maturity Rate + 3.000%)	3.800%	8/11/26	660,000	661,650	(a)(b)
CDP Financial Inc., Senior Notes	4.400%	11/25/19	1,270,000	1,342,311	(b)
GE Capital International Funding Co., Unlimited Co., Senior Notes	2.342%	11/15/20	1,464,000	1,482,610
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	1,160,000	1,314,643
Nationwide Building Society, Senior Notes	2.450%	7/27/21	550,000	554,333	(b)

Total Diversified Financial Services				7,190,742

Insurance - 0.2%
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	170,000	171,920
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	100,000	103,656
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	390,000	529,425	(b)
MetLife Inc., Senior Bonds	1.903%	12/15/17	400,000	400,445
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	32,000	44,917	(b)

Total Insurance				1,250,363

Thrifts & Mortgage Finance - 0.1%
Stadshypotek AB, Secured Notes	1.875%	10/2/19	390,000	390,482	(b)

TOTAL FINANCIALS				97,721,097

HEALTH CARE - 2.5%
Biotechnology - 0.5%
AbbVie Inc., Senior Notes	2.900%	11/6/22	220,000	223,453
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	510,000	528,014
Amgen Inc., Senior Notes	3.625%	5/22/24	120,000	125,616
Celgene Corp., Senior Notes	3.550%	8/15/22	410,000	430,122
Celgene Corp., Senior Notes	3.875%	8/15/25	640,000	678,420
Gilead Sciences Inc., Senior Bonds	2.050%	4/1/19	640,000	643,643
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	90,000	95,482
Gilead Sciences Inc., Senior Notes	2.500%	9/1/23	700,000	699,359

Total Biotechnology				3,424,109

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories, Senior Notes	2.350%	11/22/19	$400,000	$403,739
Abbott Laboratories, Senior Notes	3.400%	11/30/23	1,000,000	1,031,866
Becton, Dickinson & Co., Senior Notes	3.363%	6/6/24	870,000	881,988
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	84,000	86,917
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	290,000	305,851
Medtronic Global Holdings S.C.A., Senior Notes	1.700%	3/28/19	580,000	580,566
Medtronic Inc., Senior Notes	3.125%	3/15/22	210,000	217,782
Medtronic Inc., Senior Notes	3.500%	3/15/25	400,000	422,110

Total Health Care Equipment & Supplies				3,930,819

Health Care Providers & Services - 0.8%
Aetna Inc., Senior Notes	2.800%	6/15/23	1,070,000	1,087,113
Anthem Inc., Senior Notes	3.700%	8/15/21	70,000	73,399
Anthem Inc., Senior Notes	3.125%	5/15/22	330,000	340,463
Cardinal Health Inc., Senior Notes	2.616%	6/15/22	480,000	483,005
Humana Inc., Senior Notes	7.200%	6/15/18	470,000	489,453
Humana Inc., Senior Notes	3.150%	12/1/22	110,000	113,082
Humana Inc., Senior Notes	3.950%	3/15/27	1,220,000	1,294,910
Medtronic Global Holdings S.C.A, Senior Notes	3.350%	4/1/27	780,000	807,248
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	380,000	401,457
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	190,000	202,530

Total Health Care Providers & Services				5,292,660

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific Inc., Senior Notes	2.400%	2/1/19	520,000	523,971

Pharmaceuticals - 0.5%
Actavis Funding SCS, Senior Notes	3.450%	3/15/22	600,000	623,981
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	1,350,000	1,413,862
Eli Lilly & Co., Senior Notes	2.350%	5/15/22	680,000	687,524
Merck & Co. Inc., Senior Notes	2.750%	2/10/25	130,000	131,195
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	230,000	220,305
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	60,000	56,618
Zoetis Inc., Senior Notes	1.875%	2/1/18	240,000	240,018

Total Pharmaceuticals				3,373,503

TOTAL HEALTH CARE				16,545,062

INDUSTRIALS - 2.2%
Aerospace & Defense - 0.3%
Boeing Co., Senior Notes	6.000%	3/15/19	780,000	831,873
Lockheed Martin Corp., Senior Notes	3.350%	9/15/21	190,000	199,164
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	450,000	470,791
United Technologies Corp., Senior Notes	4.500%	4/15/20	170,000	181,425

Total Aerospace & Defense				1,683,253

Airlines - 0.1%
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.545%	2/2/19	73,084	76,373
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Bonds	6.821%	8/10/22	290,567	337,023
U.S. Airways, Pass-Through Certificates, Senior Secured Bonds	6.850%	1/30/18	117,945	120,893

Total Airlines				534,289

Commercial Services & Supplies - 0.4%
Cintas Corp., Senior Notes	2.900%	4/1/22	460,000	472,399
Cintas Corp., Senior Notes	3.700%	4/1/27	1,040,000	1,098,532
Republic Services Inc., Senior Notes	3.200%	3/15/25	750,000	766,801
Waste Management Inc., Senior Notes	3.500%	5/15/24	450,000	473,298

Total Commercial Services & Supplies				2,811,030

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electrical Equipment - 0.2%
Eaton Corp., Senior Notes	1.500%	11/2/17	$200,000	$199,957
Eaton Corp., Senior Notes	2.750%	11/2/22	1,250,000	1,269,631

Total Electrical Equipment				1,469,588

Industrial Conglomerates - 0.8%
General Electric Co., Senior Notes	5.550%	5/4/20	220,000	241,102
General Electric Co., Senior Notes	4.650%	10/17/21	1,330,000	1,468,227
General Electric Co., Senior Notes	6.875%	1/10/39	1,590,000	2,322,497
General Electric Co., Senior Notes	4.500%	3/11/44	210,000	234,915
General Electric Co., Subordinated Notes	5.300%	2/11/21	1,184,000	1,312,837

Total Industrial Conglomerates				5,579,578

Machinery - 0.1%
John Deere Capital Corp., Senior Notes	2.250%	4/17/19	360,000	363,966

Trading Companies & Distributors - 0.1%
Aviation Capital Group Corp., Senior Notes	6.750%	4/6/21	290,000	329,515	(b)

Transportation - 0.2%
Mexico City Airport Trust, Senior Secured Bonds	5.500%	10/31/46	1,500,000	1,556,250	(b)

TOTAL INDUSTRIALS				14,327,469

INFORMATION TECHNOLOGY - 1.5%
Internet Software & Services - 0.1%
Tencent Holdings Ltd., Senior Notes	3.375%	5/2/19	450,000	460,536	(b)

IT Services - 0.2%
Visa Inc., Senior Notes	2.200%	12/14/20	840,000	850,727
Visa Inc., Senior Notes	3.150%	12/14/25	290,000	298,893
Visa Inc., Senior Notes	4.300%	12/14/45	320,000	358,441

Total IT Services				1,508,061

Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp., Senior Notes	3.700%	7/29/25	140,000	149,371
QUALCOMM Inc., Senior Notes	2.100%	5/20/20	1,150,000	1,158,971

Total Semiconductors & Semiconductor Equipment				1,308,342

Software - 0.4%
Microsoft Corp., Senior Bonds	2.400%	8/8/26	1,190,000	1,159,748
Microsoft Corp., Senior Notes	1.850%	2/6/20	1,280,000	1,288,278
Microsoft Corp., Senior Notes	3.450%	8/8/36	20,000	20,207
Oracle Corp., Senior Notes	1.200%	10/15/17	540,000	539,916

Total Software				3,008,149

Technology Hardware, Storage & Peripherals - 0.6%
Apple Inc., Senior Notes	2.450%	8/4/26	1,170,000	1,137,546
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	1,580,000	1,615,448	(b)
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	1,110,000	1,170,635	(b)

Total Technology Hardware, Storage & Peripherals				3,923,629

TOTAL INFORMATION TECHNOLOGY				10,208,717

MATERIALS - 1.9%
Chemicals - 0.3%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	1,080,000	1,117,800	(b)
OCP SA, Senior Notes	4.500%	10/22/25	550,000	557,039	(b)
Potash Corp. of Saskatchewan Inc., Senior Notes	6.500%	5/15/19	360,000	385,552

Total Chemicals				2,060,391

Metals & Mining - 1.5%
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	770,000	847,704
BHP Billiton Finance USA Ltd., Subordinated Notes (USD 5 year Swap Rate + 5.093%)	6.750%	10/19/75	1,140,000	1,325,250	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - (continued)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	$650,000	$661,499	(b)
Freeport-McMoRan Inc., Senior Notes	6.500%	11/15/20	72,000	73,800
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	730,000	734,015
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	1,840,000	1,920,572	(b)
Southern Copper Corp., Senior Notes	3.500%	11/8/22	1,040,000	1,074,991
Southern Copper Corp., Senior Notes	5.250%	11/8/42	120,000	128,723
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,830,000	3,250,255

Total Metals & Mining				10,016,809

Paper & Forest Products - 0.1%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	170,000	180,667

TOTAL MATERIALS				12,257,867

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	2.700%	9/17/19	690,000	697,269	(b)

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.7%
AT&T Inc., Global Notes	5.500%	2/1/18	360,000	365,519
AT&T Inc., Senior Notes	2.850%	2/14/23	990,000	988,548
AT&T Inc., Senior Notes	3.400%	5/15/25	1,070,000	1,067,862
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	860,000	875,669	(b)
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	110,000	118,468
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	740,000	754,750
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	249,000	250,467	(b)
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	410,000	425,166

Total Diversified Telecommunication Services				4,846,449

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	1,090,000	1,175,310

TOTAL TELECOMMUNICATION SERVICES				6,021,759

UTILITIES - 0.9%
Electric Utilities - 0.9%
Duke Energy Corp., Senior Notes	3.150%	8/15/27	510,000	514,407
Duke Energy Corp., Senior Notes	2.400%	8/15/22	1,640,000	1,642,100
FirstEnergy Corp., Senior Notes	2.850%	7/15/22	1,030,000	1,034,582
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	1,080,000	1,147,350
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	1,000,000	1,023,655
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	500,000	561,750	(j)

TOTAL UTILITIES				5,923,844

TOTAL CORPORATE BONDS & NOTES (Cost - $226,149,223)				226,481,549

MORTGAGE-BACKED SECURITIES - 10.3%
FHLMC - 4.4%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	7/1/47-8/1/47	3,684,925	3,909,734
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	10/12/47	11,100,000	11,485,898	(k)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/12/47	12,700,000	13,403,461	(k)

Total FHLMC				28,799,093

FNMA - 4.9%
Federal National Mortgage Association (FNMA)	9.500%	4/15/21	2,666	2,845
Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.443%)	1.830%	5/1/43	3,636,649	3,742,632	(a)
Federal National Mortgage Association (FNMA)	3.500%	7/1/43-3/1/57	1,582,052	1,639,608
Federal National Mortgage Association (FNMA)	4.000%	4/1/47-8/1/47	15,759,095	16,676,860
Federal National Mortgage Association (FNMA)	4.000%	9/13/47-10/12/47	10,000,000	10,555,306	(k)

Total FNMA				32,617,251

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - 1.0%
Government National Mortgage Association (GNMA) II	3.000%	10/23/47	$6,500,000	$6,625,303	(k)

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $67,822,647)				68,041,647

MUNICIPAL BONDS - 0.1%
Virginia - 0.1%
Virginia State Housing Development Authority Revenue	6.000%	6/25/34	724,611	777,928

SOVEREIGN BONDS - 4.1%
Brazil - 0.1%
Federative Republic of Brazil, Senior Notes	4.875%	1/22/21	480,000	512,251

Canada - 0.7%
Province of Ontario, Senior Bonds	1.100%	10/25/17	1,400,000	1,399,633
Province of Ontario, Senior Bonds	4.400%	4/14/20	1,440,000	1,536,863
Province of Quebec, Notes	2.625%	2/13/23	1,400,000	1,436,795

Total Canada				4,373,291

Colombia - 0.4%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	920,000	1,039,600
Republic of Colombia, Senior Notes	3.875%	4/25/27	1,210,000	1,234,503

Total Colombia				2,274,103

Germany - 0.1%
FMS Wertmanagement, Senior Bonds	1.000%	11/21/17	370,000	369,817

Indonesia - 0.6%
Republic of Indonesia, Senior Bonds	5.875%	3/13/20	240,000	262,331	(j)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	479,000	555,312	(b)
Republic of Indonesia, Senior Notes	5.125%	1/15/45	2,730,000	3,004,149	(j)

Total Indonesia				3,821,792

Kazakhstan - 0.1%
Republic of Kazakhstan, Senior Notes	4.875%	10/14/44	510,000	529,658	(b)

Kuwait - 0.3%
Kuwait International Government Bonds, Senior Notes	3.500%	3/20/27	2,170,000	2,254,500	(b)

Mexico - 0.7%
United Mexican States, Senior Notes	3.625%	3/15/22	2,600,000	2,736,500
United Mexican States, Senior Notes	3.600%	1/30/25	1,340,000	1,380,870
United Mexican States, Senior Notes	4.750%	3/8/44	320,000	335,200

Total Mexico				4,452,570

Panama - 0.1%
Republic of Panama, Senior Notes	4.500%	5/15/47	690,000	741,750

Peru - 0.2%
Republic of Peru, Senior Bonds	6.550%	3/14/37	160,000	218,000
Republic of Peru, Senior Bonds	5.625%	11/18/50	990,000	1,254,825

Total Peru				1,472,825

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Poland - 0.5%
Republic of Poland, Senior Notes	5.125%	4/21/21	$1,380,000	$1,526,851
Republic of Poland, Senior Notes	4.000%	1/22/24	1,870,000	2,026,678

Total Poland				3,553,529

Russia - 0.2%
Russian Foreign Bond - Eurobond, Senior Bonds	4.875%	9/16/23	800,000	876,113	(b)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	287,345	345,373	(j)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	90,900	109,257	(b)
Russian Foreign Bond - Eurobond, Senior Notes	4.500%	4/4/22	200,000	213,803	(j)

Total Russia				1,544,546

Uruguay - 0.1%
Republic of Uruguay, Senior Bonds	5.100%	6/18/50	850,000	898,875

TOTAL SOVEREIGN BONDS (Cost - $25,906,896)				26,799,507

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.8%
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/27	3,684,968	3,693,574
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	1,282,232	1,435,460
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	1,175,426	1,138,449
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	2,603,479	2,675,324
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/25	1,322,125	1,333,847
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	1,824,658	1,867,382

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $11,770,039)				12,144,036

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
PURCHASED OPTIONS - 0.1%
Exchange-Traded Purchased Options - 0.1%
Eurodollar Futures, Put @ $98.25	3/19/18	65	162,500	1,625
Eurodollar Futures, Put @ $98.63	9/18/17	71	177,500	444
U.S. Treasury 5-Year Notes Futures, Call @ $118.50	9/1/17	89	89,000	9,734
U.S. Treasury 5-Year Notes Futures, Call @ $118.75	9/1/17	86	86,000	2,688
U.S. Treasury 10-Year Notes Futures, Call @ $126.50	9/22/17	41	41,000	30,750
U.S. Treasury 10-Year Notes Futures, Call @ $127.00	9/1/17	130	130,000	22,344
U.S. Treasury 10-Year Notes Futures, Call @ $127.00	9/22/17	186	186,000	84,281
U.S. Treasury 10-Year Notes Futures, Call @ $127.25	9/22/17	67	67,000	23,031
U.S. Treasury 10-Year Notes Futures, Call @ $127.50	9/22/17	174	174,000	43,500
U.S. Treasury 10-Year Notes Futures, Put @ $126.00	9/22/17	47	47,000	5,875
U.S. Treasury 10-Year Notes Futures, Put @ $126.75	9/1/17	68	68,000	6,375
U.S. Treasury Long-Term Bonds Futures, Call @ $155.00	9/22/17	46	46,000	79,063
U.S. Treasury Long-Term Bonds Futures, Call @ $156.50	9/8/17	79	79,000	37,031
U.S. Treasury Long-Term Bonds Futures, Put @ $153.00	9/22/17	12	12,000	2,250

TOTAL PURCHASED OPTIONS (Cost - $372,667)				348,991

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $669,612,401)				675,693,694

	RATE		SHARES
SHORT-TERM INVESTMENTS - 5.9%
Western Asset Government Cash Management Portfolio LLC (Cost - $39,103,095)	1.047%		39,103,095	39,103,095	(l)

TOTAL INVESTMENTS - 108.3% (Cost - $708,715,496)				714,796,789
Liabilities in Excess of Other Assets - (8.3)%				(54,950,008)

TOTAL NET ASSETS - 100.0%				$659,846,781

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)	Security is valued using significant unobservable inputs (See Note 1).

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	The coupon payment on these securities is currently in default as of August 31, 2017.

(g)	Value is less than $1.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(i)	The maturity principal is currently in default as of August 31, 2017.

(j)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(k)	This security is traded on a to-be-announced (“TBA”) basis. At August 31, 2017, the Fund held TBA securities with a total cost of $41,970,406.

(l)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At August 31, 2017, the total market value of investments in Affiliated Companies was $39,103,095 and the cost was $39,103,095 (See Note 2).

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CD	— Certificate of Deposit
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
STRIPS	— Separate Trading of Registered Interest and Principal Securities

SCHEDULE OF WRITTEN OPTIONS
SCHEDULE OF EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
Eurodollar Futures, Put	3/19/18	$98.13	65	$162,500	$406
U.S. Treasury 5-Year Notes Futures, Call	9/22/17	118.50	80	80,000	20,625
U.S. Treasury 5-Year Notes Futures, Call	9/22/17	118.75	118	118,000	18,438
U.S. Treasury 5-Year Notes Futures, Put	9/22/17	117.00	80	80,000	1,250
U.S. Treasury 10-Year Notes Futures, Call	9/22/17	128.00	46	46,000	6,469
U.S. Treasury 10-Year Notes Futures, Call	9/22/17	128.50	49	49,000	3,828
U.S. Treasury 10-Year Notes Futures, Call	10/27/17	128.00	46	46,000	19,406
U.S. Treasury 10-Year Notes Futures, Call	11/24/17	129.00	163	163,000	56,031
U.S. Treasury 10-Year Notes Futures, Call	11/24/17	128.50	35	35,000	15,860
U.S. Treasury 10-Year Notes Futures, Put	9/22/17	124.50	37	37,000	578
U.S. Treasury 10-Year Notes Futures, Put	9/22/17	122.50	45	45,000	45
U.S. Treasury 10-Year Notes Futures, Put	10/27/17	123.50	46	46,000	2,875
U.S. Treasury 10-Year Notes Futures, Put	11/24/17	124.00	35	35,000	6,016
U.S. Treasury Long-Term Bonds Futures, Call	10/27/17	159.00	23	23,000	19,406

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $170,781)					$171,233

TOTAL WRITTEN OPTIONS (Premiums received - $170,781)					$171,233

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

At August 31, 2017, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	42	12/18	$10,279,112	$10,329,900	$50,788
U.S. Treasury 2-Year Notes	170	12/17	36,765,490	36,773,125	7,635
U.S. Treasury 5-Year Notes	1,396	12/17	165,086,792	165,426,000	339,208

					397,631

Contracts to Sell:
90-Day Eurodollar	172	9/17	42,418,254	42,431,325	(13,071)
90-Day Eurodollar	728	12/17	179,389,872	179,424,700	(34,828)
90-Day Eurodollar	46	6/18	11,321,026	11,326,925	(5,899)
90-Day Eurodollar	45	9/18	11,067,604	11,075,625	(8,021)
90-Day Eurodollar	204	12/19	49,764,700	50,089,650	(324,950)
U.S. Treasury 10-Year Notes	496	12/17	62,735,529	62,984,250	(248,721)
U.S. Treasury Ultra 10-Year Notes	107	12/17	14,544,437	14,608,844	(64,407)
U.S. Treasury Long-Term Bonds	225	12/17	34,954,953	35,121,094	(166,141)
U.S. Treasury Ultra Long-Term Bonds	58	12/17	9,742,029	9,805,625	(63,596)

					(929,634)

Net unrealized depreciation on open futures contracts					$(532,003)

At August 31, 2017, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$8,200,000	6/13/21	3-Month LIBOR quarterly	1.185% semi-annually	—	$(149,092)
	16,000,000	8/31/22	1.897% semi-annually	3-Month LIBOR quarterly	—	(98,667)
	24,676,000	11/30/22	1.900% semi-annually	3-Month LIBOR quarterly	—	(136,536)
	20,864,000	5/15/23	1.267% semi-annually	3-Month LIBOR quarterly	$6,908	626,078
	8,180,000	6/13/26	1.580% semi-annually	3-Month LIBOR quarterly	1,018	297,320
	15,507,000	11/15/43	2.474% semi-annually	3-Month LIBOR quarterly	270,495	(499,964)

Total	$93,427,000				$278,421	$39,139

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT AUGUST 31, 2017[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Barclays Capital Inc. (Metlife Inc., 4.750% due 2/8/21)	$97,000	6/20/21	0.44%	1.000% quarterly	$1,999	$639	$1,360

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.28 Index	$15,990,000	6/20/22	1.000% quarterly	$307,461	$293,702	$13,759

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$214,778,132	—		$214,778,132
Asset-Backed Securities	—	62,561,124	—		62,561,124
Collateralized Mortgage Obligations	—	62,380,921	$1,379,859		63,760,780
Corporate Bonds & Notes:
Financials	—	97,721,097	0	*	97,721,097
Other Corporate Bonds & Notes	—	128,760,452	—		128,760,452
Mortgage-Backed Securities	—	68,041,647	—		68,041,647
Municipal Bonds	—	777,928	—		777,928
Sovereign Bonds	—	26,799,507	—		26,799,507
U.S. Treasury Inflation Protected Securities	—	12,144,036	—		12,144,036
Purchased Options	$348,991	—	—		348,991

Total Long-Term Investments	348,991	673,964,844	1,379,859		675,693,694

Short-Term Investments†	—	39,103,095	—		39,103,095

Total Investments	$348,991	$713,067,939	$1,379,859		$714,796,789

Other Financial Instruments:
Futures Contracts	$397,631	—	—		$397,631
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	$1,999	—		1,999
Centrally Cleared Interest Rate Swaps	—	923,398	—		923,398
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	13,759	—		13,759

Total Other Financial Instruments	$397,631	$939,156	—		$1,336,787

Total	$746,622	$714,007,095	$1,379,859		$716,133,576

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Written Options	$171,233	—	—		$171,233
Futures Contracts	929,634	—	—		929,634
Centrally Cleared Interest Rate Swaps	—	$884,259	—		884,259

Total	$1,100,867	$884,259	—		$1,985,126

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended August 31, 2017. The following transactions were effected in shares of such companies for the period ended August 31, 2017.

	Affiliate Value at May 31, 2017	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2017
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$—	$139,823,095	139,823,095	$100,720,000	100,720,000	—	$59,133	—	$39,103,095

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 25, 2017

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 25, 2017